Schedule of revenue classified by type of good or service (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 2,716,369	$ 3,487,879
Sales of circular products [member]
IfrsStatementLineItems [Line Items]
Revenue	593,290	800,129
Waste disposal services [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 2,123,079	$ 2,687,750